Note 30 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 10,973	$ 5,751	$ 7,504
Borrowings	26,097	22,096	24,598
Lease liabilities	2,464	995	1,356
Total	39,534	28,842	33,458
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	10,973	5,751	7,504
Borrowings	4,604	411	688
Lease liabilities	506	669	649
Total	16,083	6,831	8,841
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	11,283	11,424	23,873
Lease liabilities	846	326	654
Total	12,129	11,750	24,527
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	10,211	10,261	37
Lease liabilities	1,112	0	53
Total	11,323	10,261	90
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	0	0	0
Borrowings	0	0	0
Lease liabilities	0	0	0
Total	$ 0	$ 0	$ 0